TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Deferred tax assets:
Net operating losses carryforward	$ 21,229	[1]	$ 25,683	[1]
Share based payments	8,958		6,437
Research and development costs	13,105		1,747
Reserves, allowances and other	13,330		12,871
Deferred tax assets before valuation allowance	56,622		46,738
Valuation allowance	(9,860)		(12,253)
Deferred tax assets	46,762		34,485
Deferred tax liabilities:
Acquired intangibles	(37,389)		(53,049)
Deferred tax assets (liabilities), net	9,373		(18,564)
Current deferred tax assets	24,174		15,625
Long-term deferred tax assets	9,114		3,875
Current deferred tax liabilities	(33)		(223)
Long-term deferred tax liabilities	(23,882)		(37,841)
Exercise of employee stock options	$ 6,126		$ 7,873

[1]	Including deferred taxes on losses for US income tax purposes as of December 31, 2014 and 2013, derived from the exercise of employee stock options in the amount of $6,126 and $7,873, respectively.